Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Basic and diluted (in Shares)	12,805,707	10,000,000	10,000,000
Basic and diluted (in Dollars per share)	$ (0.58)	$ (0.13)	$ (0.08)
General and Administrative
Share-based compensation	$ 1.5
Research and Development
Share-based compensation	$ 1.2